Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
C000226322
Account Value [Line Items]
Line Graph and Table Measure Name	Democracy International Fund
Account Value	$ 10,960	$ 10,672	$ 9,111	$ 10,649	$ 10,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 10,678	10,118	8,751	10,418	10,000
Democracy Investments International Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Democracy Investments International Index (NR) (USD)
Account Value	$ 11,147	10,621	9,005	10,592	10,000
Solactive GBS Gbl Mkts ex US Large & Mid Cap
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Gbl Mkts ex US Large & Mid Cap
Account Value	$ 10,734	10,164	8,776	10,406	10,000
FTSE All-World Ex US Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Account Value	$ 10,949	$ 10,316	$ 8,878	$ 10,472	$ 10,000